T. ROWE PRICE Institutional Large-Cap Core Growth Fund
March 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION
SERVICES 24.8%
Entertainment 5.1%
Live Nation Entertainment (1) 29,300 2,480
Netflix (1) 287,186 149,814
Roku (1) 23,211 7,561
Sea, ADR (1) 416,641 93,007
Spotify Technology (1) 132,626 35,537
Walt Disney (1) 101,026 18,641
307,040
Interactive Media & Services 19.5%
Alphabet, Class A (1) 40,314 83,148
Alphabet, Class C (1) 179,788 371,915
Facebook, Class A (1) 1,382,465 407,177
IAC/InterActiveCorp (1) 13,700 2,963
Match Group (1) 379,368 52,118
Pinterest, Class A (1) 243,004 17,990
Snap, Class A (1) 1,372,074 71,746
Tencent Holdings (HKD)  2,115,600 168,841
1,175,898
Media 0.0%
Charter Communications, Class A (1) 2,774 1,712
1,712
Wireless Telecommunication
Services 0.2%
T-Mobile U.S. (1) 77,317 9,687
9,687
Total Communication Services 1,494,337
CONSUMER
DISCRETIONARY 19.8%
Auto Components 0.2%
Aptiv  (1) 72,387 9,982
9,982
Hotels, Restaurants & Leisure 2.1%
Booking Holdings (1) 21,390 49,835
Chipotle Mexican Grill (1) 29,720 42,227
Hilton Worldwide Holdings (1) 28,608 3,459
Marriott International, Class A (1) 6,759 1,001
McDonald's  6,813 1,527
Starbucks  108,822 11,891
Yum! Brands  147,371 15,943
125,883
Internet & Direct Marketing
Retail 14.0%
Alibaba Group Holding, ADR (1) 674,946 153,031
Amazon.com (1) 208,558 645,295
Coupang  (1) 153,603 7,580
DoorDash , Class A (1) 20,935 2,745
Etsy (1) 78,881 15,908
JD.com, ADR (1) 124,604 10,508
Shares $ Value
(Cost and value in $000s)
Pinduoduo , ADR (1) 75,748 10,141
845,208
Multiline Retail 0.8%
Dollar General  245,706 49,785
Dollar Tree (1) 6,549 750
50,535
Specialty Retail 1.2%
Carvana  (1) 90,629 23,781
Ross Stores  327,461 39,266
TJX  138,907 9,189
72,236
Textiles, Apparel & Luxury
Goods 1.5%
Lululemon Athletica  (1) 124,159 38,081
NIKE, Class B  362,966 48,235
VF  56,048 4,479
90,795
Total Consumer Discretionary 1,194,639
CONSUMER STAPLES 0.0%
Personal Products 0.0%
Estee Lauder, Class A  8,600 2,501
Total Consumer Staples 2,501
FINANCIALS 3.2%
Capital Markets 2.9%
Charles Schwab  454,172 29,603
Goldman Sachs Group  224,555 73,429
Intercontinental Exchange  198,127 22,127
Morgan Stanley  34,771 2,700
MSCI  12,800 5,367
S&P Global  117,447 41,444
174,670
Insurance 0.3%
Chubb  88,634 14,001
Marsh & McLennan  35,385 4,310
Willis Towers Watson  8,843 2,024
20,335
Total Financials 195,005
HEALTH CARE 11.9%
Biotechnology 0.9%
AbbVie  50,396 5,454
Exact Sciences (1) 2,527 333
Incyte  (1) 175,188 14,237
Vertex Pharmaceuticals (1) 166,914 35,868
55,892
Health Care Equipment &
Supplies 3.9%
Abbott Laboratories  64,174 7,691
Align Technology (1) 14,208 7,694
Becton Dickinson & Company  7,830 1,904
Danaher  254,894 57,371
DENTSPLY SIRONA  163,800 10,452
Intuitive Surgical (1) 100,233 74,066

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares $ Value
(Cost and value in $000s)
Stryker  310,574 75,650
234,828
Health Care Providers &
Services 5.2%
Anthem  91,443 32,823
Centene  (1) 413,671 26,438
Cigna  306,323 74,050
HCA Healthcare  222,092 41,829
Humana  39,677 16,635
UnitedHealth Group  320,489 119,244
311,019
Health Care Technology 0.3%
Veeva Systems, Class A (1) 56,977 14,885
14,885
Life Sciences Tools & Services 0.8%
PPD (1) 149,102 5,642
Thermo Fisher Scientific  96,760 44,159
49,801
Pharmaceuticals 0.8%
AstraZeneca, ADR (2) 168,000 8,353
Eli Lilly  64,815 12,109
Zoetis  184,055 28,985
49,447
Total Health Care 715,872
INDUSTRIALS & BUSINESS
SERVICES 2.4%
Airlines 0.0%
United Airlines Holdings (1) 26,793 1,542
1,542
Commercial Services &
Supplies 0.2%
Cintas  41,816 14,272
Copart  (1) 5,603 609
14,881
Electrical Equipment 0.1%
Generac Holdings (1) 9,800 3,209
3,209
Industrial Conglomerates 0.8%
General Electric  1,364,386 17,914
Honeywell International  14,294 3,103
Roper Technologies  63,287 25,526
46,543
Machinery 0.3%
Fortive 200,700 14,177
Parker-Hannifin  5,021 1,584
15,761
Professional Services 0.6%
CoStar Group (1) 36,539 30,031
Equifax  27,570 4,994
35,025
Shares $ Value
(Cost and value in $000s)
Road & Rail 0.4%
Kansas City Southern  10,110 2,668
Norfolk Southern  57,701 15,494
Union Pacific  33,286 7,337
25,499
Total Industrials & Business Services 142,460
INFORMATION
TECHNOLOGY 36.6%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  109,331 14,116
14,116
IT Services 13.1%
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $6,963 (1)(3)(4) 1,241,204 10,016
Automatic Data Processing  39,466 7,438
Fidelity National Information Services  219,700 30,892
Fiserv (1) 567,653 67,573
Global Payments  621,211 125,224
Mastercard , Class A  396,248 141,084
MongoDB (1) 12,403 3,317
PayPal Holdings (1) 632,765 153,661
Shopify, Class A (1) 26,026 28,798
Snowflake, Class A (1) 4,252 975
Square, Class A (1) 14,246 3,235
Twilio , Class A (1) 28,901 9,848
Visa, Class A  874,520 185,162
Wix.com (1) 68,559 19,143
786,366
Semiconductors & Semiconductor
Equipment 3.7%
Advanced Micro Devices (1) 517,763 40,644
Applied Materials  64,280 8,588
ASML Holding  7,800 4,815
Marvell Technology Group  740,977 36,293
Maxim Integrated Products  169,173 15,457
Microchip Technology  54,700 8,491
Monolithic Power Systems  17,131 6,051
NVIDIA  137,767 73,558
QUALCOMM  7,174 951
Taiwan Semiconductor Manufacturing,
ADR  15,600 1,845
Texas Instruments  149,227 28,203
224,896
Software 14.7%
Atlassian , Class A (1) 63,006 13,279
Coupa Software (1) 56,592 14,401
Crowdstrike Holdings, Class A (1) 44,309 8,087
DocuSign (1) 52,540 10,637
Fortinet (1) 56,100 10,346
Intuit  354,681 135,864
Microsoft  1,377,939 324,877
Paycom Software (1) 17,985 6,655
salesforce.com (1) 485,481 102,859
ServiceNow  (1) 277,836 138,949

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares $ Value
(Cost and value in $000s)
Splunk  (1) 201,585 27,311
Synopsys (1) 187,404 46,435
Workday, Class A (1) 87,659 21,777
Zoom Video Communications, Class
A (1) 72,171 23,188
884,665
Technology Hardware, Storage &
Peripherals 4.9%
Apple  2,391,129 292,076
292,076
Total Information Technology 2,202,119
MATERIALS 0.6%
Chemicals 0.4%
Linde  68,924 19,308
Sherwin-Williams  9,672 7,138
26,446
Containers & Packaging 0.2%
Avery Dennison  56,000 10,284
10,284
Total Materials 36,730
Total Common Stocks (Cost
$2,820,438) 5,983,663
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Rivian Automotive, Series F,
Acquisition Date: 1/19/21,
Cost $14,255 (1)(3)(4) 386,836 14,255
Total Consumer Discretionary 14,255
Shares $ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Databricks , Series G, Acquisition Date:
2/1/21, Cost $1,958 (1)(3)(4) 11,038 1,958
Total Information Technology 1,958
Total Convertible Preferred Stocks
(Cost $16,213) 16,213
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve
Fund, 0.04% (5)(6) 41,948,921 41,949
Total Short-Term Investments (Cost
$41,949) 41,949
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund,
0.08% (5)(6) 428,400 4,284
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 4,284
Total Securities Lending Collateral
(Cost $4,284) 4,284
Total Investments in
Securities 100.4%
(Cost $2,882,884) $ 6,046,109
Other Assets Less Liabilities (0.4)% (22,901)
Net Assets 100.0% $ 6,023,208
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $26,229 and represents 0.4% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 5
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government Reserve Fund, 0.04% $ 11,292  ¤  ¤ $ 41,949
T. Rowe Price Short-Term Fund, 0.08% 1,363  ¤  ¤ 4,284
Total $ 46,233^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $5 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $46,233.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Large-Cap Core Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E148-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,804,806 $ 168,841 $ 10,016 $ 5,983,663
Convertible Preferred Stocks — — 16,213 16,213
Short-Term Investments 41,949 — — 41,949
Securities Lending Collateral 4,284 — — 4,284
Total $ 5,851,039 $ 168,841 $ 26,229 $ 6,046,109